Investment Strategy	Jan. 31, 2026
Curasset Capital Management Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Core Bond Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Core Bond Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in investment-grade debt securities (generally referred to as “bonds”). A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due. Debt securities can include:

•Domestic and foreign corporate debt obligations;
•Domestic and foreign government debt obligations, including U.S. government securities;
•Mortgage-related securities;
•Asset-backed securities; and
•Other debt obligations.

The portfolio managers’ overall strategy is to build a diversified portfolio of corporate and government bonds. The Core Bond Fund’s investments in U.S. Government securities may include securities issued or guaranteed by the U.S. Government or its agencies or federally-chartered entities referred to as “instrumentalities.” There is no required allocation of the Core Bond Fund’s assets among the above classes of securities, but the Core Bond Fund focuses mainly on U.S. Government securities and investment-grade corporate debt securities. The portfolio managers will conduct their own credit analysis on all potential investments. This analysis will include a review of credit ratings where available and, it will typically consider such other factors like prepayment, correlation, and volatility. The portfolio managers tend to favor securities that are considered less risky from a credit risk standpoint over those that are considered riskier. However, when market conditions change, the portfolio managers might change the Core Bond Fund’s relative asset allocations. Sector allocations are generally determined based on what the portfolio managers’ insights and judgments about risk, relative value, liquidity, diversification and/or other features of the available sectors that may make them more or less attractive for investment. When the portfolio managers perceive considerable risk in the market, they may decide to increase portfolio diversification and limit sector exposure. However, when the portfolio managers believe a sector is well positioned based on current market conditions they may decide to overweight exposure to such sector.

The Core Bond Fund can invest up to 20% of its total assets in lower-grade, high-yield debt securities that are below investment-grade (commonly referred to as “junk bonds”) and are considered speculative instruments. “Investment-grade” debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody’s or Standard & Poor’s. The Core Bond Fund may also invest in unrated securities, in which it may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. When deciding whether to adjust the credit risk exposure of the Core Bond Fund’s debt investments or allocations among various sectors, the portfolio managers weigh factors such as the overall outlook for inflation and the global economy, expected interest rate movements and currency valuations, and the yield advantage that lower-grade securities may offer over investment-grade bonds.

The Core Bond Fund has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium- or long-term maturities. The maturity of a security differs from its effective duration, which attempts to measure the expected volatility of a security’s price to interest rate changes. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decrease about 3%. To try to decrease volatility, the Core Bond Fund seeks to maintain a weighted average effective portfolio duration of three to seven years, measured on a dollar-weighted basis using the effective duration of the securities included in the portfolio and the amount invested in each of those securities. However, the duration of the portfolio might not meet that target due to market events or interest rate changes that cause debt securities to be repaid more rapidly or more slowly than expected. When deciding whether to adjust the duration of the Core Bond Fund’s debt investments, the portfolio managers weigh factors such as the overall outlook for inflation and the global economy, expected interest rate movements and currency valuations.

The Core Bond Fund may invest a portion of its assets in foreign debt securities, including securities issued by foreign governments or companies in both developed and emerging markets. The Core Bond Fund may not invest more than 20% of its net assets in foreign debt securities. Investments in foreign debt securities will generally be determined based on the Adviser’s strategic risk/reward models which evaluates, among other things, the economic conditions affecting the U.S. and the developed and emerging markets.

The Core Bond Fund may also use derivatives to seek increased returns, create income or to try to manage investment risks. Futures, swaps, forward contracts and “structured” notes are examples of some of the types of derivatives the Core Bond Fund can use. The use of these derivatives may provide for risk premium and reduce the Core Bond Fund’s overall volatility when compared to a pure bond. Treasury futures may be used to adjust portfolio duration or to reduce the Core Bond Fund’s overall volatility.

In selecting investments for the Core Bond Fund, the portfolio managers analyze the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on business cycle analysis, relative values between the corporate and government sectors, diversification, fundamental and technical analysis, liquidity, financing costs and/or other factors they believe will drive the risk or price performance of the securities or sector. The Core Bond Fund mainly seeks income earnings on the Core Bond Fund’s investments plus capital appreciation that may arise from decreases in interest rates, from improving credit fundamentals for a particular sector or security or from other investment techniques.

The Core Bond Fund may sell securities that the portfolio managers believe no longer meet the above criteria.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Core Bond Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in investment-grade debt securities (generally referred to as “bonds”).
Curasset Capital Management Limited Term Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Limited Term Income Fund invests primarily in corporate debt securities and U.S. government securities. Under normal market conditions, the Limited Term Income Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities (generally referred to as “bonds”), and in derivatives and other instruments that have economic characteristics similar to such securities.

A debt security is a security representing money borrowed by the issuer that must be repaid. The terms of a debt security specify the amount of principal, the interest rate or discount, and the time or times at which payments are due. Debt securities can include:

•Domestic and foreign corporate debt obligations;
•Domestic and foreign government debt obligations, including U.S. government securities;
•Mortgage-related securities;
•Asset-backed securities; and
•Other debt obligations.

The portfolio manager’s overall strategy is to build a diversified portfolio of corporate and government bonds. The Limited Term Income Fund’s investments in U.S. government securities may include securities issued or guaranteed by the U.S. government or its agencies or federally-chartered entities referred to as “instrumentalities.” There is no required allocation of the Limited Term Income Fund’s assets among the above classes of securities, but the Limited Term Income Fund focuses mainly on U.S. government securities and corporate debt securities. The portfolio managers will conduct their own credit analysis on all potential investments. This analysis will include a review of credit ratings where available and, it will typically consider such other factors like prepayment, correlation, and volatility. The portfolio managers tend to favor securities that are considered less risky from a credit risk standpoint over those that are considered riskier. However, when market conditions change, the portfolio managers might change the Limited Term Income Fund’s sector allocations. Sector allocations are generally determined based on what the portfolio managers’ insights and judgments about risk, relative value, liquidity, diversification and/or other features of the available sectors that may make them more or less attractive for investment. When the portfolio managers perceive considerable risk in the market, they may decide to increase portfolio diversification and limit sector exposure. However, when the portfolio managers believe, a sector is well positioned based on current market conditions they may decide to overweight exposure to such sector.

The Limited Term Income Fund can invest up to 35% of its total assets in lower-grade, high-yield debt securities that are below investment-grade (commonly referred to as “junk bonds”) and are considered speculative instruments. “Investment-grade” debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody’s or Standard & Poor’s. The Limited Term Income Fund may also invest in unrated securities, in which case the Limited Term Income Fund’s Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Adviser’s credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. When deciding whether to adjust the credit risk exposure of the Limited Term Income Fund’s debt investments or allocations among various sectors, the portfolio managers weigh factors such as the overall outlook for inflation and the global economy, expected interest rate movements and currency valuations, and the yield advantage that lower-grade securities may offer over investment-grade bonds.

The Limited Term Income Fund has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium- or long-term maturities. The maturity of a security differs from its effective duration, which attempts to measure the expected volatility of a security’s price to interest rate changes. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decrease about 3%. To try to decrease volatility, the Limited Term Income Fund seeks to maintain a weighted average effective portfolio duration of one to three and a half years, measured on a dollar-weighted basis using the effective duration of the securities included in the portfolio and the amount invested in each of those securities. However, the duration of the portfolio might not meet that target due to market events or interest rate changes that cause debt securities to be repaid more rapidly or more slowly than expected. When deciding whether to adjust the duration of the Limited Term Income Fund’s debt investments, the portfolio managers weigh factors such as the overall outlook for inflation and the global economy, expected interest rate movements and currency valuations.

The Limited Term Income Fund may invest a portion of its assets in foreign debt securities, including securities issued by foreign governments or companies in both developed and emerging markets. The Limited Term Income Fund may not invest more than 20% of its net assets in foreign debt securities. Investments in foreign debt securities will generally be determined based on the Adviser’s strategic risk/reward models which evaluates, among other things, the economic conditions affecting the U.S. and the developed and emerging markets.

The Limited Term Income Fund may also use derivatives including treasury futures, to seek increased returns, to try to manage investment risk or for hedging purposes. Futures, swaps and “structured” notes are examples of some of the types of derivatives the Limited Term Income Fund can use. The use of these derivatives may provide for risk premium and reduce the Limited Term Income Fund’s overall volatility when compared to a pure bond. Treasury futures may be used to adjust portfolio duration or to reduce the Limited Term Income Fund’s overall volatility.

The Limited Term Income Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (referred to as Rule 144A Securities).

In selecting investments for the Limited Term Income Fund, the portfolio managers analyze the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on business cycle analysis, relative values between the corporate and government sectors, diversification, fundamental and technical analysis, liquidity, financing costs and/or other factors they believe will drive the risk or price performance of the securities or sector. The Limited Term Income Fund mainly seeks income earnings on the Limited Term Income Fund’s investments, consistent with preservation of capital, that may arise from decreases in interest rates, from improving credit fundamentals for a particular sector or security or from other investment techniques.

The Limited Term Income Fund may sell securities that the portfolio manager believes no longer meet the above criteria.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
The Limited Term Income Fund invests primarily in corporate debt securities and U.S. government securities. Under normal market conditions, the Limited Term Income Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in debt securities (generally referred to as “bonds”), and in derivatives and other instruments that have economic characteristics similar to such securities.